================================================================================
PROSPECTUS

                       The 59 Wall Street U.S. Equity Fund

                   21 Milk Street, Boston, Massachusetts 02109

================================================================================

      The U.S. Equity Fund is a separate series of The 59 Wall Street Fund, Inc. Shares of the Fund are offered by this Prospectus.

      The  U.S.  Equity  Fund  invests  all of its  assets  in the  U.S.  Equity
Portfolio (the Portfolio). Brown Brothers Harriman & Co. is the Investment Adviser for the Portfolio and the Administrator and Shareholder Servicing Agent of the Fund. Shares of the Fund are offered at net asset value without a sales charge.

--------------------------------------------------------------------------------

    Neither The Securities And Exchange Commission Nor Any State Securities Commission Has Approved Or Disapproved Of These Securities Or Passed Upon The
Adequacy Or Accuracy Of This Prospectus. Any Representation To The Contrary Is A
                               Criminal Offense.

--------------------------------------------------------------------------------

                 The date of this Prospectus is March 1, 2000.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment Objective ......................................................    3

Investment Strategies .....................................................    3

Principal Risk Factors ....................................................    3

Fund Performance ..........................................................    4

Fees and Expenses of the Fund .............................................    5

Investment Adviser ........................................................    6

Shareholder Information ...................................................    6

Financial Highlights ......................................................    9

Additional Information ....................................................   10

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The investment objective of the Fund is to provide investors with long-term capital growth while also generating current income.

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

      The Fund invests all of its assets in the U.S. Equity Portfolio, an investment company having the same objective as the Fund. Under normal circumstances the Investment Adviser fully invests the assets of the Portfolio in equity securities traded on the New York Stock Exchange, American Stock Exchange or the National Association of Securities Dealers Automated Quotations (NASDAQ) System. Investments generally consist of equities issued by domestic firms; however, the Investment Adviser may also purchase equities of foreign-based companies if they are registered under the Securities Act of 1933.

      The Investment Adviser primarily invests in medium and large sized companies with a sound financial structure, proven management, an established industry position and competitive products and services. In selecting individual securities, the focus is on (1) companies that exhibit above average revenue and earnings growth as well as high or improving returns on investment and (2) companies whose shares are selling at low valuation levels based on measures such as low price-to-book and price-to-earnings ratios.

      Consequently, the Portfolio holds a broadly diversified portfolio representing many sectors of the U.S. economy. This industry diversification and participation in both growth and value oriented equities is designed to control the portfolio's exposure to market risk and company specific risk.

      Put and call options on stock indexes may be purchased and futures contracts on stock indexes may be entered into for the Portfolio solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased,

PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

      The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

      The principal risk of investing in the Fund is Market Risk. This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

      Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

FUND PERFORMANCE
--------------------------------------------------------------------------------

      The chart and table below give an indication of the Fund's risks. The chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance.

     When you consider this information, please remember that the Fund's performance in past years is not an indication of how the Fund will do in the future.

[The following information was depicted as a bar chart in the printed material]

                       Total Return (% per calendar year)


  1993       1994         1995         1996        1997         1998        1999
  ----       ----         ----         ----        ----         ----        ----
 10.34       0.68        38.40        15.63       30.30        11.92       16.70

--------------------------------------------------------------------------------
Highest and Lowest Return
(Quarterly 1993-1999)
--------------------------------------------------------------------------------
                                                  Return          Quarter Ending
Highest                                           25.52%            12/31/98
Lowest                                           (14.87)%           9/30/98
--------------------------------------------------------------------------------
Average Annual Total Returns
(through December 31, 1999)
--------------------------------------------------------------------------------
                                       1 Year        5 Years      Life of Fund
                                                                 (Since 7/23/92)
U.S.Equity Fund                        16.70%         22.18%         17.18%
S&P 500                                21.04%         28.53%         21.32%
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

      The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

                                SHAREHOLDER FEES
                 (Fees paid directly from an investor's account)

Maximum Sales Charge (Load)
Imposed on Purchases ...........................................            None
Maximum Deferred Sales Charge (Load) ...........................            None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends ................................            None
Redemption Fee .................................................            None
Exchange Fee ...................................................            None

                         ANNUAL FUND OPERATING EXPENSES(1)
  (Expenses that are deducted from Fund assets as a percentage of average net assets)

Management Fees ...........................................                0.65%
Distribution (12b-1) Fees .................................                None
Other Expenses
  Administration Fee ......................................        0.16%
  Shareholder Servicing/Eligible Institution Fee ..........        0.25
  Other Expenses ..........................................        0.35    0.76
                                                                   ----    ----
Total Annual Fund Operating Expenses ......................                1.41%
                                                                           ====

----------
(1) The expenses shown for the Fund include the expenses of the Portfolio. The annual fund operating expenses for the past fiscal year have been restated for purposes of this table to reflect fees currently in effect.

                                    EXAMPLE(2)

      This example is intended to help an investor compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

      1 year ...............................................       $  144
      3 years ..............................................       $  446
      5 years ..............................................       $  771
      10 years .............................................       $1,691

----------
(2)   The example above reflects the expenses of the Fund and the Portfolio.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

      The Investment Adviser to the Portfolio is Brown Brothers Harriman & Co., Private Bankers, a New York limited partnership established in 1818. The firm is subject to examination and regulation by the Superintendent of Banks of the State of New York and by the Department of Banking of the Commonwealth of Pennsylvania. The firm is also subject to supervision and examination by the Commissioner of Banks of the Commonwealth of Massachusetts. The Investment Adviser is located at 59 Wall Street, New York, NY 10005.

      The Investment Adviser provides investment advice and portfolio management services to the Portfolio. Subject to the general supervision of the Trustees of the Portfolio, the Investment Adviser makes the day-to-day investment decisions for the Portfolio, places the purchase and sale orders for the portfolio transactions of the Portfolio, and generally manages the Portfolio's investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 1999, it managed total assets of approximately $35 billion.

      A team of individuals manages the Portfolio on a day-to-day basis. This team includes Mr. Young Chin, Mr. William M. Buchanan and Mr. Stephen C. Whitman. Mr. Chin holds a B.A. and M.B.A. from the University of Chicago. He joined Brown Brothers Harriman & Co. in 1999. Prior to joining Brown Brothers Harriman & Co., he worked at Blackrock Financial Management. Mr. Whitman holds a B.A. from Colgate University and a M.B.A. from the University of Virginia. He joined Brown Brothers Harriman & Co. in 1986. Mr. Buchanan holds a B.A. from Duke University, a M.B.A. from New York University, and is a Chartered Financial Analyst. He joined Brown Brothers Harriman & Co. in 1991.

      The Portfolio pays the Investment Adviser an annual fee, computed daily and payable monthly, equal to 0.65% of the average daily net assets of the Portfolio. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel).

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

                                 NET ASSET VALUE

      The Corporation determines the Fund's net asset value per share once daily at 4:00 P.M., New York time on each day the New York Stock Exchange is open for regular trading. The determination of the Fund's net asset value is made by subtracting from the value of the total net assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

      The Portfolio values its assets on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Portfolio's Trustees.

                               PURCHASE OF SHARES

      The Corporation offers shares of the Fund on a continuous basis at their net asset value without a sales charge. The Corporation reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the net asset value is calculated if the Corporation receives the purchase order, including acceptable payment for such order, prior to such calculation. The Corporation then executes purchases of Fund shares at the net asset value per share next determined. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Corporation executes the purchase order on the books of the Corporation.

      An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers. Currently, such minimum purchase requirements range from $500 to $5,000. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

      An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares with the Corporation through Brown Brothers Harriman & Co., the Fund's Shareholder
Servicing Agent. Such an investor has such shares held directly in the investor's name on the books of the Corporation and is responsible for arranging for the payment of the purchase price of Fund shares. The Corporation executes all purchase orders for initial and subsequent purchases at the net asset value per share next determined after the Corporation's transfer agent, State Street Bank and Trust Company, has received payment in the form of a cashier's check drawn on a U.S. bank, a check certified by a U.S. bank or a wire transfer. The Shareholder Servicing Agent has established a minimum initial purchase requirement for the Fund of $100,000 and a minimum subsequent purchase requirement for the Fund of $25,000. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.

                              REDEMPTION OF SHARES

      The Corporation executes your redemption request at the next net asset value calculated after the Corporation receives your redemption request. Shares continue to earn dividends declared, if any, through the business day that the Corporation executes the redemption request on the books of the Corporation.

      Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Corporation pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

      Shareholders may redeem shares held directly in the name of a shareholder on the books of the Corporation by submitting a redemption request to the Corporation through the Shareholder Servicing Agent. The Corporation pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed, and in any event within seven days.

                         Redemptions by the Corporation

      The Shareholder Servicing Agent has established a minimum account size of $25,000, which may be amended from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Corporation may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Corporation notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

                         Further Redemption Information

      Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

      The Corporation has reserved the right to pay the amount of a redemption from the Fund, either totally or partially, by a distribution in kind of securities (instead of cash) from the Fund.

      The Corporation may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                           DIVIDENDS AND DISTRIBUTIONS

      The Corporation declares and pays to shareholders substantially all of the Fund's net income and any realized net short-term capital gains semi-annually as a dividend, and substantially all of the Fund's realized net long-term capital gains, if any, annually as a capital gains distribution. The Corporation may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Corporation pays dividends and capital gains distributions to shareholders of record on the record date. The Fund's net income and realized net capital gains include the Fund's pro rata share of the Portfolio's net income and realized net capital gains.

      Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Corporation elects to have dividends and capital gains distributions paid in cash, the Corporation automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement.

      Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

                                      TAXES

      Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Portfolio holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

      The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

                                Foreign Investors

      The Fund is designed for investors who are either citizens of the United States or aliens subject to United States income tax. Prospective investors who are not citizens of the United States and who are not aliens subject to United States income tax are subject to United States withholding tax on the entire amount of all dividends. Therefore, such investors should not invest in the Fund since alternative investments are available which would not be subject to United States withholding tax.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help an investor understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                   For the years ended October 31
                                             ------------------------------------------------------------------------
                                                1999             1998           1997           1996           1995
                                             ----------       ----------     ----------     ----------     ----------
Net asset value, beginning of year .......   $    50.88       $    52.73     $    42.30     $    36.46     $    29.84
Income from investment operations:
  Net investment income / (loss) .........        (0.04)(2)         0.03           0.21           0.16           0.26
  Net realized and unrealized gain .......         6.30             1.24          12.22           6.75           7.15
Less dividends and distributions:
  From net investment income .............           --               --          (0.14)         (0.20)         (0.28)
  In excess of net investment income .....           --               --          (0.05)            --             --
  Net realized gains .....................       (39.44)           (3.12)         (1.81)         (0.87)         (0.51)
                                             ----------       ----------     ----------     ----------     ----------
Net asset value, end of year .............   $    17.70       $    50.88     $    52.73     $    42.30     $    36.46
                                             ==========       ==========     ==========     ==========     ==========
Total return(1) ..........................        24.17%            2.50%         30.29%         19.32%         25.50%
Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)    $   25,570       $   62,055     $   69,045     $   50,773     $   32,000
  Expenses as a percentage of average
    net assets:
  Expenses paid by Fund(1) ...............         1.35%            1.15%          1.20%          1.20%          1.20%
  Expenses paid by commissions ...........           --               --             --             --             --
  Expense offset .........................         0.05%            0.06%          0.02%           n/a            n/a
                                             ----------       ----------     ----------     ----------     ----------
    Total Expenses .......................         1.40%            1.21%          1.22%          1.20%          1.20%
  Ratio of net investment income / (loss)
    to average net assets ................        (0.22%)           0.04%          0.23%          0.40%          0.84%
Portfolio turnover rate ..................          124%             104%            37%            42%            69%

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

      Ratio of expenses to average net assets       N/A             N/A            1.16%          1.21%          1.28%

      Total Return                                  N/A             N/A           30.33%         19.31%         25.42%

      Furthermore, the ratio of expenses to average net assets for the year ended October 31, 1997, 1996 and 1995 reflect fees paid with brokerage commissions and fees reduced in connection with specific agreements. Had these arrangements not been in place, this ratio would have been 1.18%,
      1.30% and 1.38%, respectively. The expense payment agreement was terminated on July 1, 1997.

(2)   Calculated using average shares outstanding for the year.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      Historically, common stocks have provided investors with higher long-term returns than other investment vehicles. The following graph illustrates that over time, common stocks have outperformed investments in long-term government bonds and U.S. Treasury bills.

[The following information was depicted as a line chart in the printed material]

                    Common        Long Term           U.S.
                    Stock        Gov't Bonds     Treasury Bills      Inflation
                    -----        -----------     --------------      ---------
 1925 ........        $1              $1               $1                $1
 1935 ........        $2              $2               $1                $1
 1945 ........        $5              $4               $1                $1
 1955 ........       $39              $4               $3                $1
 1965 ........       $70              $4               $3                $3
 1975 ........       $90              $6               $4                $4
 1985 ........      $500             $10               $8                $6
 1995 ........    $1,500             $39              $12                $8
 1997 ........    $2,353             $44              $15                $9
 1998 ........
 1999 ........    $2,848             $40              $16                $9

      This graph illustrates the total return of the major classes of financial assets since 1925, including common stocks as measured by the S&P 500 Index, long-term government bonds as measured by 20-year U.S. Treasury Bonds and money market securities as measured by U.S. Treasury bills. The Consumer Price Index is used as a measure of inflation. This graph is not a prediction of the future performance of any of these assets or of inflation. Source: Brown Brothers Harriman & Co.

      Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Fund. However, these other investors may have different aggregate performance results. The Corporation may withdraw the Fund's investment in the Portfolio at any time as a result of changes in the Portfolio's investment objective, policies or restrictions or if the Board of Directors determines that it is otherwise in the best interests of the Fund to do so.

The 59 Wall Street
U.S. Equity Fund

More information on the Fund is available free upon request, including the following:

o  Annual/Semi-Annual Report

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during its last fiscal year.

o  Statement of Additional Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information or make shareholder inquiries:

o  By telephone
   Call 1-800-625-5759

o  By mail write to the Fund's Shareholder
   Servicing Agent:
   Brown Brothers Harriman & Co.
   59 Wall Street
   New York, New York 10005

o  By E-mail send your request to:
   59wall@bbh.com

o  On the Internet:
   Text-only versions of Fund documents can be viewed online or downloaded from:

   Brown Brothers Harriman & Co.
     http://www.bbhco.com

   SEC
     http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                           SEC file number: 811-06139

                                 U.S.Equity Fund

                                   PROSPECTUS

                                  March 1, 2000

================================================================================
PROSPECTUS

                  The 59 Wall Street Tax-Efficient Equity Fund

                   21 Milk Street, Boston, Massachusetts 02109
================================================================================

      The 59 Wall Street Tax-Efficient Equity Fund is a separate series of The 59 Wall Street Fund, Inc. Shares of the Fund are offered by this Prospectus.

      Brown Brothers Harriman & Co. is the Investment Adviser for the Fund. Shares of the Fund are offered at net asset value and without a sales charge.

--------------------------------------------------------------------------------
     Neither The Securities And Exchange Commission Nor Any State Securities
         Commission Has Approved Or  Disapproved  Of These  Securities Or
           Passed Upon The Adequacy Or Accuracy Of This Prospectus.
              Any Representation To The Contrary Is A Criminal Offense.
--------------------------------------------------------------------------------

                  The date of this Prospectus is March 1, 2000.

                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----

Investment Objective .....................................................  3

Investment Strategies ....................................................  3

Principal Risk Factors ...................................................  3

Fund Performance .........................................................  5

Fees and Expenses of the Fund ............................................  6

Investment Adviser .......................................................  7

Shareholder Information ..................................................  7

Financial Highlights ..................................................... 10

Additional Information ................................................... 11

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The investment objective of the Fund is to provide investors with long-term growth of capital on an after-tax basis.

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

      Under normal circumstances the Investment Adviser fully invests the assets of the Fund in equity securities traded on the New York Stock Exchange, American Stock Exchange or the National Association of Securities Dealers Automated Quotations (NASDAQ) System. Investments generally consist of equities issued by domestic firms; however, equities of foreign-based companies may also be purchased if they are registered under the Securities Act of 1933.

      The Investment Adviser primarily invests in medium and large sized companies with a sound financial structure, proven management, an established industry position and competitive products and services. In selecting individual securities, the focus is on (1) companies that exhibit above average revenue and earnings growth as well as high or improving returns on investment and (2) companies whose shares are selling at low valuation levels based on measures such as low price-to-book and price-to-earnings ratios.

      Consequently, the Fund holds a broadly diversified portfolio representing many sectors of the U.S. economy. This industry diversification and participation in both growth and value oriented equities is designed to control the portfolio's exposure to market risk and company specific risk.

      The use of tax-efficient investment strategies enables investors to retain a larger portion of their pre-tax investment returns on an after-tax basis. Key elements of our tax-efficient approach include:

      o  Pursuing an equity strategy which emphasizes capital appreciation

      o Focusing our stock selection process on each security's long-term investment potential

      o Selective realization of losses within the Fund that can be used to offset realized gains

      o Evaluating potential stock sales and reinvestment alternatives on an after-tax basis

      Most equity mutual funds seek to provide superior pre-tax returns. The Fund seeks to provide both superior pre-tax and after-tax returns. In employing its strategies, the Investment Adviser will sell the Fund's securities when the anticipated performance benefit justifies incurring the resulting tax liability.

PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------
      The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

o     Market Risk:

      This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

o     Tax Management Risk:

      This is the risk that managing the Fund for after-tax returns may hurt the Fund's performance on a pre-tax basis. Because the Investment Adviser considers tax consequences in making investment decisions for the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed. The Fund is therefore not a suitable investment for IRAs, 401(k) plans or other tax-exempt or tax deferred accounts or for other investors who are not sensitive to the federal income tax consequences of their investments. Although the Fund's tax-efficient strategy is to minimize an investor's tax liability, there can be no guarantee that it will be minimized.

      Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

FUND PERFORMANCE
--------------------------------------------------------------------------------

      The chart and table below give an indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance.

      When you consider this information, please remember that the Fund's performance in past years is not necessarily an indication of how the Fund will do in the future.

                       Total Return (% per calendar year)

[The following information was depicted as a line chart in the printed material]

1999
----
25.11


--------------------------------------------------------------------------------
Highest and Lowest Return
(Quarterly 1999)
--------------------------------------------------------------------------------
                                            Return           Quarter Ending
  Highest                                   18.06%              12/31/99
  Lowest                                    (4.58)%              9/30/99
--------------------------------------------------------------------------------
Average Annual Total Returns
(through December 31, 1999)
--------------------------------------------------------------------------------
                                            1 Year            Life of Fund
                                                        (Since November 2, 1998)

  Tax-Efficient Equity Fund                 25.11%                35.68%
  S&P 500 Index                             21.04%                30.05%
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

      The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

                                SHAREHOLDER FEES
                 (Fees paid directly from an investor's account)

Maximum Sales Charge (Load)
Imposed on Purchases ......................................          None

Maximum Deferred Sales Charge (Load) ......................          None

Maximum Sales Charge (Load)
Imposed on Reinvested Dividends ...........................          None

Redemption Fee ............................................          None

Exchange Fee ..............................................          None


                         ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets as a percentage of average net assets)

Other Expenses

  Administration Fee ......................................          0.15%
  Expense Payment Agreement ...............................          1.05%(1)
                                                                     ----

Total Annual Fund Operating Expenses ......................          1.20%
                                                                     ====

-------------------
(1) The expense payment arrangement is a contractual arrangement which limits the total annual fund operating expenses to 1.20%. The arrangement will continue until July 31, 2003. Included within the expense payment agreement is a management fee of 0.65% and a shareholder servicing/eligible institution fee of 0.25%.

                                     EXAMPLE

      This example is intended to help an investor compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

       1 year ...................................................  $  122
       3 years ..................................................  $  381
       5 years ..................................................  $  660
      10 years ..................................................  $1,455

INVESTMENT ADVISER
--------------------------------------------------------------------------------

      The Investment Adviser to the Fund is Brown Brothers Harriman & Co., Private Bankers, a New York limited partnership established in 1818. The firm is subject to examination and regulation by the Superintendent of Banks of the State of New York and by the Department of Banking of the Commonwealth of Pennsylvania. The firm is also subject to supervision and examination by the Commissioner of Banks of the Commonwealth of Massachusetts. The Investment Adviser is located at 59 Wall Street, New York, NY 10005.

      The Investment Adviser provides investment advice and portfolio management services to the Fund. Subject to the general supervision of the Directors of the 59 Wall Street Fund, Inc. (the Corporation), Brown Brothers Harriman & Co. makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 1999, it managed total assets of approximately $35 billion.

      A team of individuals manages the Fund on a day-to-day basis. The team includes Mr. Young Chin, Mr. Stephen C. Whitman, Jr. and Mr. William M. Buchanan. Mr. Chin holds a B.A. and M.B.A. from the University of Chicago. He joined Brown Brothers Harriman & Co. in 1999. Prior to joining Brown Brothers Harriman & Co., he worked at Blackrock Financial Management. Mr. Whitman holds a B.A. from Colgate University and a M.B.A. from the University of Virginia. He joined Brown Brothers Harriman & Co. in 1986. Mr. Buchanan holds a B.A. from Duke University, a M.B.A. from New York University, and is a Chartered Financial Analyst. He joined Brown Brothers Harriman & Co. in 1991.

      The Fund pays the Investment Adviser an annual fee, computed daily and payable monthly, equal to 0.65% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel).

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

                                 NET ASSET VALUE

      The Corporation determines the Fund's net asset value per share once daily at 4:00 P.M., New York time on each day the New York Stock Exchange is open for regular trading. The determination of the Fund's net asset value per share is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

      The Corporation values the assets in the Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Directors of the Corporation.

                               PURCHASE OF SHARES

      The Corporation offers shares of the Fund on a continuous basis at their net asset value without a sales charge. The Corporation reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the net asset value is calculated if the Corporation receives the purchase order and acceptable payment for such order prior to such calculation. The Corporation then executes purchases of Fund shares at the net asset value per share next determined on that same day. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Corporation executes the purchase order on the books of the Corporation.

      An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers. Currently, such minimum purchase requirements range from $500 to $5,000. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. A transaction fee may be charged by an Eligible Institution or a Financial Intermediary on the purchase of Fund shares.

      An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares with the Corporation through Brown Brothers Harriman & Co., the Fund's Shareholder
Servicing Agent. Such an investor has such shares held directly in the investor's name on the books of the Corporation and is responsible for arranging for the payment of the purchase price of Fund shares. The Corporation executes all purchase orders for initial and subsequent purchases at the net asset value per share next determined after the Corporation's transfer agent, State Street Bank and Trust Company, has received payment in the form of a cashier's check drawn on a U.S. bank, a check certified by a U.S. bank or a wire transfer. The Shareholder Servicing Agent has established a minimum initial purchase requirement for the Fund of $100,000 and a minimum subsequent purchase requirement for the Fund of $25,000. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.

                              REDEMPTION OF SHARES

      The Corporation executes your redemption request at the next net asset value calculated after the Corporation receives your redemption request. Shares continue to earn dividends declared, if any, through the business day that the Corporation executes the redemption request on the books of the Corporation.

      Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Corporation pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

      Shareholders may redeem shares held directly in the name of a shareholder on the books of the Corporation by submitting a redemption request to the Corporation through the Shareholder Servicing Agent. The Corporation pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed, and in any event within seven days.

                         Redemptions By the Corporation

      The Shareholder Servicing Agent has established a minimum account size of $25,000, which may be amended from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Corporation may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Corporation notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

                         Further Redemption Information

      Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

      The Corporation has reserved the right to pay the amount of a redemption from the Fund, either totally or partially, by a distribution in kind of securities (instead of cash) from the Fund.

      The Corporation may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                           DIVIDENDS AND DISTRIBUTIONS

      The Corporation declares and pays to shareholders substantially all of the Fund's net income and any realized net short-term capital gains semi-annually as a dividend, and substantially all of the Fund's realized net long-term capital gains, if any, annually as a capital gains distribution. The Corporation may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Corporation pays dividends and capital gains distributions to shareholders of record on the record date.

      Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Corporation elects to have dividends and capital gains distributions paid in cash, the Corporation automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement.

      Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

                                      TAXES

      Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

   The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

                                Foreign Investors

   The Fund is designed for investors who are either citizens of the United States or aliens subject to United States income tax. Prospective investors who are not citizens of the United States and who are not aliens subject to United States income tax are subject to United States withholding tax on the entire amount of all dividends. Therefore, such investors should not invest in the Fund since alternative investments are available which would not be subject to United States withholding tax.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help an investor understand the financial performance of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                                For the period
                                                             from November 2, 1998
                                                         (commencement of operations)
                                                              to October 31, 1999
                                                              -------------------

Net asset value, beginning of period ....................           $10.00
Income from investment operations:
   Net investment income ................................            (0.03)
   Net realized and unrealized gain .....................             2.83
Less dividends and distributions:
   From net investment income ...........................               --
   From net realized gains ..............................               --
                                                                    ------
   Net asset value, end of period .......................           $12.80
                                                                    ======
  Total return(1) .......................................            28.00%

Ratios/Supplemental Data:
   Net assets, end of period (000's omitted) ............          $36,498
Expenses as a percentage of average net assets:
   Expenses paid by Fund(1) .............................             1.20%(2)
   Expenses paid by Commissions .........................               --
   Expense offset .......................................               --
                                                                    ------
     Total Expenses .....................................             1.20%(2)
   Ratio of net investment income to average
     net assets .........................................            (0.25%)(2)
Portfolio turnover rate .................................               37%

----------------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

Ratio of expenses to average net assets .................             1.29%
Total Return ............................................            27.91%

(2)   Annualized.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      Historically, common stocks have provided investors with higher long-term returns than other investment vehicles. The following graph illustrates that over time, common stocks have outperformed investments in long-term government bonds and U.S. Treasury bills.

                     Growth of a $1 investment made in 1925

[The following information was depicted as a line chart in the printed material]

                   Common         Long Term           U.S.
                    Stock        Gov't Bonds     Treasury Bills    Inflation
                    ------       -----------     --------------    ---------
 1925 ........        $1              $1               $1              $1
 1935 ........        $2              $2               $1              $1
 1945 ........        $5              $4               $1              $1
 1955 ........       $39              $4               $3              $1
 1965 ........       $70              $4               $3              $3
 1975 ........       $90              $6               $4              $4
 1985 ........      $500             $10               $8              $6
 1995 ........    $1,500             $39              $12              $8
 1997 ........    $2,353             $44              $15              $9
 1998 ........
 1999 ........    $2,848             $40              $16              $9


      This graph illustrates the total return of the major classes of financial assets since 1925, including common stocks as measured by the S&P 500 Index, long-term government bonds as measured by 20-year U.S. Treasury Bonds and money market securities as measured by U.S. Treasury bills. The Consumer Price Index is used as a measure of inflation. This graph is not a prediction of the future performance of any of these assets or of inflation. Source: Brown Brothers Harriman & Co.

The 59 Wall Street

Tax-Efficient Equity Fund

More information on the Fund is available free upon request, including the following:

o  Annual/Semi-Annual Report

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during its last fiscal year.

o  Statement of Additional Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information or make shareholder inquiries:

o  By telephone
   Call 1-800-625-5759

o  By mail write to the Fund's Shareholder
   Servicing Agent:
   Brown Brothers Harriman & Co.
   59 Wall Street
   New York, New York 10005

o  By E-mail send your request to:
   59wall@bbh.com

o  On the Internet:
   Text-only versions of Fund documents can be viewed online or downloaded from:

   Brown Brothers Harriman & Co.
     http://www.bbhco.com

   SEC
     http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                           SEC file number: 811-06139

                            Tax-Efficient Equity Fund
                                   PROSPECTUS
                                  March 1, 2000

================================================================================
PROSPECTUS

              The 59 Wall Street Inflation-Indexed Securities Fund

                   21 Milk Street, Boston, Massachusetts 02109

================================================================================

      The Inflation-Indexed Securities Fund is a separate series of The 59 Wall Street Fund, Inc. Shares of the Fund are offered by this Prospectus.

      Brown Brothers Harriman & Co. is the Investment Adviser, Administrator and Shareholder Servicing Agent for the Fund. Shares of the Fund are offered at net asset value without a sales charge.

--------------------------------------------------------------------------------

     Neither The Securities And Exchange Commission Nor Any State Securities
          Commission Has Approved Or Disapproved Of These Securities Or
            Passed Upon The Adequacy Or Accuracy Of This Prospectus.
            Any Representation To The Contrary Is A Criminal Offense.

--------------------------------------------------------------------------------

                 The date of this Prospectus is March 1, 2000.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

Investment Objective ......................................................   3
Investment Strategies .....................................................   3
Principal Risk Factors ....................................................   3
Fund Performance ..........................................................   5
Fees and Expenses of the Fund .............................................   6
Investment Adviser ........................................................   7
Shareholder Information ...................................................   7
Financial Highlights ......................................................  10

INVESTMENT OBJECTIVE
================================================================================

      The investment objective of the Fund is to provide investors with a high level of current income consistent with minimizing price fluctuations in net asset value and maintaining liquidity.

INVESTMENT STRATEGIES
================================================================================

      Under normal circumstances the Investment Adviser invests at least 65% of the assets of the Fund in securities that are structured to provide protection against inflation. Such securities are commonly referred to as Inflation-Indexed Securities or IIS. Unlike traditional notes and bonds, which pay a stated rate of interest in dollars and are redeemed at their par amounts, IIS have regular adjustments to their interest payments and redemption value to compensate for the loss of purchasing power from inflation. The Fund's income will be comprised primarily of coupon interest payments and inflation adjustments to IIS held. Both of the components will be accrued daily and paid monthly to shareholders.

      The Investment Adviser may invest the assets of the Fund in IIS issued by the U.S. Government, its agencies or instrumentalities (including mortgage backed securities), sovereign foreign governments and their agencies or instrumentalities and, U.S. and foreign corporations and banks. All IIS purchased by the Investment Adviser must be rated at least A by Moody's
Investors Service, Inc. or Standard & Poor's Corporation (or, if unrated, determined by the Investment Adviser to be of comparable quality).

      The Investment Adviser may also invest the assets of the Fund in U.S. Government securities or securities of its agencies or instrumentalities which are not indexed to inflation, if at any time the Investment Adviser believes that there is an inadequate supply of appropriate IIS in which to invest or if the Investment Adviser believes that these issues will provide superior returns or liquidity. The Investment Adviser buys from among the available issues those securities that will provide the maximum relative value to the Fund.

      The Investment Adviser buys and sells securities denominated in currencies other than the U.S. dollar, and interest, dividends and sale proceeds are received in currencies other than the U.S. dollar. The Investment Adviser enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Futures contracts on stock indexes may be entered into for the Fund solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased. Forward foreign exchange contracts may be entered into on behalf of the Fund in order to protect the dollar value of securities denominated in foreign currencies that are held or intended to be purchased.

PRINCIPAL RISK FACTORS
================================================================================

      The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

   The principal risks of investing in the Fund are:

o     Market Risk:

      This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

o     Interest Rate Risk:

      As interest rates rise, bond prices fall. Generally, bonds with longer maturities are more sensitive to interest rate movements than those with shorter maturities.

      "Real" interest rates (the market rate of interest less the rate of inflation) change over time either because of a change in what investors require for lending their money or an anticipated change in the rate of inflation. IIS prices will move up or down when real rates change, since these securities were sold originally based upon a "real" interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of IIS and the share price of the Fund will fall.

o     The IIS Market:

      IIS in which the Fund may invest are relatively new securities subject to possible illiquidity. It is not possible to predict with assurance how the market for IIS will mature. While the U.S. Treasury expects that there will be an active secondary market for IIS issued by it, that market may not be as active or liquid as the secondary market for fixed-principal Treasury securities. As a result, there may be larger spreads between bid and asked prices for such IIS than the bid-asked spreads for fixed principal securities with the same remaining maturity. Larger bid-asked spreads ordinarily result in
higher   transaction  costs  and,  thus,  lower  overall  returns.

o     Indexing Methodology:

      IIS's principal and interest will be adjusted for inflation as measured by a predetermined index such as the Consumer Price Index. The Fund's performance could be effected if the index used does not accurately reflect the true rate of inflation.

o     Credit Risk:

      Credit risk is the likelihood that an issuer will default on interest or principal payments. The Investment Adviser invests in bonds with a rating of A or better, which reduces the Fund's exposure to credit risk.

o     Foreign Investment Risk:

      Investing in securities of foreign issuers involves risks not typically associated with investing in securities of domestic issuers.

      Changes in political or social conditions, diplomatic relations, or limitation on the removal of funds or assets may adversely affect the value of the investments of the Fund. Changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to interest paid to the Fund by domestic issuers.

      Because foreign securities generally are denominated and pay interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of the net assets of the Fund as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. The Fund also incurs costs in connection with conversion between various currencies.

      Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

   FUND PERFORMANCE
================================================================================

      The chart and table below give an indication of the Fund's risks. The chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance as well as an index of funds with similar objectives.

      When you consider this information, please remember that the Fund's performance in past years is not an indication of how the Fund will do in the future.

                       Total Return (% per calendar year)

                        [Graph Depicted by a Bar Chart]

      1993      1994      1995      1996      1997      1998      1999
      ----      ----      ----      ----      ----      ----      ----
      7.00     -2.36     12.78      3.47      2.29      4.67      3.46

--------------------------------------------------------------------------------
Highest and Lowest Return
(Quarterly 1993-1999)
--------------------------------------------------------------------------------
                                                    Return        Quarter Ending

  Highest                                            4.20%            6/30/95

  Lowest                                            (1.76)%           3/31/94

--------------------------------------------------------------------------------
Average Annual Total Returns
(through December 31, 1999)
--------------------------------------------------------------------------------
                                       1 Year      5 Years        Life of Fund
                                                                 (Since 7/23/92)

Inflation-Indexed Securities Fund       3.46%        5.72%             4.36%

3-Year Treasury                         1.43%        6.73%             5.45%

Salomon Brothers Inflation
  Link Securities Index*                2.39%         n/a               n/a

----------
* Index commenced operation March 28, 1997. Since IIS's eliminate the uncertainty of inflation, the Investment Adviser believes that the volatility of the 10-year IIS is closest to the volatility of a 3-year Treasury.

FEES AND EXPENSES OF THE FUND

      The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

                                SHAREHOLDER FEES
                (Fees paid directly from an investor's account)

Maximum Sales Charge (Load)
Imposed on Purchases ...........................................           None
Maximum Deferred Sales Charge (Load) ...........................           None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends ................................           None
Redemption Fee .................................................           None
Exchange Fee ...................................................           None

                         ANNUAL FUND OPERATING EXPENSES
                 (Expenses that are deducted from Fund assets as
                      a percentage of average net assets)

Other Expenses
  Administration Fee ...........................................           0.10%
  Expense Payment Agreement ....................................           0.55
                                                                           ----
Total Annual Fund Operating Expenses(1) ........................           0.65%
                                                                           ====
----------
1 The expense payment arrangement is a contractual arrangement which limits the total annual fund operating expenses to 0.65%. Included within the expense payment agreement is a management fee of 0.25% and a shareholder servicing/ eligible institution fee of 0.25%.

                                     EXAMPLE

      This example is intended to help an investor compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

             1  year .........................................  $  122
             3  years ........................................  $  381
             5  years ........................................  $  660
            10  years ........................................  $1,455

INVESTMENT ADVISER
================================================================================

      The Investment Adviser to the Fund is Brown Brothers Harriman & Co., Private Bankers, a New York limited partnership established in 1818. The firm is subject to examination and regulation by the Superintendent of Banks of the State of New York and by the Department of Banking of the Commonwealth of Pennsylvania. The firm is also subject to supervision and examination by the Commissioner of Banks of the Commonwealth of Massachusetts. The Investment Adviser is located at 59 Wall Street, New York, NY 10005.

      The Investment Adviser provides investment advice and portfolio management services to the Fund. Subject to the general supervision of the Directors of The 59 Wall Street Fund, Inc. (the Corporation), the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund's investments. The Investment Adviser also analyzes and monitors economic trends, monetary policy and bond credit ratings on a continuous basis. The holdings of the Fund are regularly reviewed in an effort to enhance returns. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 1999, it managed total assets of approximately $35 billion.

      A team of individuals manages the Fund's portfolio on a day-to-day basis. This team includes Mr. Glenn E. Baker, Mr. John P. Nelson and Mr. James J. Evans. Mr. Baker holds both a B.A. and a M.B.A. from the University of Michigan and is a Chartered Financial Analyst. He joined Brown Brothers Harriman & Co. in 1991. Mr. Nelson holds a B.S. from St. Vincent's College. He joined Brown Brothers Harriman & Co. In 1987. Mr. Evans holds a B.S. from the University of Delaware and a M.B.A. from New York University and is a Chartered Financial Analyst. He joined Brown Brothers Harriman & Co. in 1996. Prior to joining Brown Brothers Harriman & Co., he worked for Fleet Investment Advisers.

      The Fund pays the Investment Adviser an annual fee, computed daily and payable monthly, equal to 0.25% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel).

SHAREHOLDER INFORMATION
================================================================================

                                 NET ASSET VALUE

      The Corporation determines the Fund's net asset value per share once daily at 4:00 P.M., New York time on each day the New York Stock Exchange is open for regular trading. The determination of the Fund's net asset value is made by subtracting from the value of the total net assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

      The Corporation values the assets in the Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Directors of the Corporation.

                               PURCHASE OF SHARES

      The Corporation offers shares of the Fund on a continuous basis at its net asset value without a sales charge. The Corporation reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the net asset value is calculated if the Corporation receives the purchase order, including acceptable payment for such order, prior to such calculation. The Corporation then executes purchases of Fund shares at the net asset value per share next determined. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Corporation executes the purchase order on the books of the Corporation.

      An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers. Currently, such minimum purchase requirements range from $500 to $5,000. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

      An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares with the Corporation through Brown Brothers Harriman & Co., the Fund's Shareholder
Servicing Agent. Such an investor has such shares held directly in the investor's name on the books of the Corporation and is responsible for arranging for the payment of the purchase price of Fund shares. The Corporation executes all purchase orders for initial and subsequent purchases at the net asset value per share next determined after the Corporation's transfer agent, State Street Bank and Trust Company, has received payment in the form of a cashier's check drawn on a U.S. bank, a check certified by a U.S. bank or a wire transfer. The Shareholder Servicing Agent has established a minimum initial purchase requirement for the Fund of $100,000 and a minimum subsequent purchase requirement for the Fund of $25,000. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.

                              REDEMPTION OF SHARES

      The Corporation executes your redemption request at the next net asset value calculated after the Corporation receives your redemption request. Shares continue to earn dividends declared, if any, through the business day that the Corporation executes the redemption request on the books of the Corporation.

      Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Corporation pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

      Shareholders may redeem shares held directly in the name of a shareholder on the books of the Corporation by submitting a redemption request to the Corporation through the Shareholder Servicing Agent. The Corporation pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed, and in any event within seven days.

                         Redemptions by the Corporation

      The Shareholder Servicing Agent has established a minimum account size of $25,000, which may be amended from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Corporation may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Corporation notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

                         Further Redemption Information

      Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

      The Corporation has reserved the right to pay the amount of a redemption from the Fund, either totally or partially, by a distribution in kind of securities (instead of cash) from the Fund.

      The Corporation may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                          DIVIDENDS AND DISTRIBUTIONS

      The Corporation declares and pays to shareholders substantially all of the Fund's net income and realized net short-term capital gains as a dividend monthly, and substantially all of the Fund's realized net long-term capital gains, if any, annually as a capital gains distribution. The Corporation may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Corporation pays dividends and capital gains distributions to shareholders of record on the record date.

      Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Corporation elects to have dividends and capital gains distributions paid in cash, the Corporation automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement.

      Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

                                      TAXES

      Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

      The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

                                Foreign Investors

      The Fund is designed for investors who are either citizens of the United States or aliens subject to United States income tax. Prospective investors who are not citizens of the United States and who are not aliens subject to United States income tax are subject to United States withholding tax on the entire amount of all dividends. Therefore, such investors should not invest in the Fund since alternative investments are available which would not be subject to United States withholding tax.

FINANCIAL HIGHLIGHTS
================================================================================

      The financial highlights table is intended to help an investor understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche llp, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                 For the years ended October 31
                                              ---------------------------------------------------------------------
                                               1999            1998           1997           1996            1995
                                              -------         -------        -------        -------         -------
Net asset value, beginning of year .......... $  9.52         $  9.51        $  9.67        $  9.76         $  9.37

Income from investment operations:
   Net investment income ....................    0.48            0.45           0.48           0.55            0.54
   Net realized and unrealized gain (loss) ..   (0.26)           0.01          (0.16)         (0.09)           0.39

Less dividends and distributions:
   From net investment income ...............   (0.48)          (0.45)         (0.48)         (0.55)          (0.54)
                                              -------         -------        -------        -------         -------
Net asset value, end of year ................ $  9.26         $  9.52        $  9.51        $  9.67         $  9.76
                                              =======         =======        =======        =======         =======

Total Return1 ...............................    2.43%           4.98%          3.40%          4.88%          10.26%

Ratios/Supplemental Data:
   Net assets, end of year (000's omitted) .. $11,789         $12,594        $13,744        $16,821         $10,830
   Expenses as a percentage of
     average net assets1 ....................    0.65%           0.65%          0.73%          0.85%           0.85%
   Ratio of net investment income to
   average net assets .......................    5.14%           4.48%          4.99%          5.73%           5.66%
 Portfolio turnover rate ....................     899%            305%           372%           114%            228%

----------

1 Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

   Ratio of expenses  to average net assets .    1.19%           1.15%          1.24%          1.40%           1.40%
   Total  Return ............................    1.89%           4.45%          2.89%          4.33%           9.71%

   Furthermore,  the ratio of  expenses to average net assets for the year ended
   October 31, 1999, 1998, 1997, 1996 and 1995 reflect fees paid with brokerage commissions and fees reduced in connection with specific agreements. Had these arrangements not been in place, the ratio would have been 1.20%, 1.15%, 1.26%, 1.42% and 1.43% respectively.

The 59 Wall Street
Inflation-Indexed
Securities Fund

More information on the Fund is available free upon request, including the following:

o     Annual/Semi-Annual Report

Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during its last fiscal year.

o     Statement of Additional Information (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information or make shareholder inquiries:

o     By telephone
      Call 1-800-625-5759

o     By mail write to the Fund's Shareholder
      Servicing Agent:
      Brown Brothers Harriman & Co.
      59 Wall Street
      New York, New York 10005

o     By E-mail send your request to:
      59wall@bbh.com

o     On the Internet:
      Text-only versions of Fund documents can be viewed online or downloaded from:

      Brown Brothers Harriman & Co.
        http://www.bbhco.com

      SEC
        http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                           SEC file number: 811-06139

                        Inflation-Indexed Securities Fund
                                   Prospectus
                                  March 1, 2000

================================================================================
PROSPECTUS

                     The 59 Wall Street European Equity Fund
                  The 59 Wall Street Pacific Basin Equity Fund
                  The 59 Wall Street International Equity Fund

                   21 Milk Street, Boston, Massachusetts 02109
================================================================================

      The  European   Equity  Fund,  the  Pacific  Basin  Equity  Fund  and  the
International Equity Fund are separate series of The 59 Wall Street Fund, Inc. Shares of each Fund are offered by this Prospectus.

      Each of the European Equity Fund, Pacific Basin Equity Fund and International Equity Fund invests all of its assets in the European Equity Portfolio, Pacific Basin Equity Portfolio and International Equity Portfolio, respectively. Brown Brothers Harriman & Co. is the Investment Adviser for the European Equity Portfolio, the Pacific Basin Equity Portfolio and the International Equity Portfolio and the Administrator and Shareholder Servicing Agent of each Fund. Shares of each Fund are offered at net asset value without a sales charge.

--------------------------------------------------------------------------------
      Neither The Securities And Exchange Commission Nor Any State Securities
          Commission Has Approved Or Disapproved Of These  Securities Or
             Passed Upon The Adequacy Or Accuracy Of This Prospectus.
                Any Representation To The Contrary Is A Criminal Offense.
--------------------------------------------------------------------------------

                  The date of this Prospectus is March 1, 2000.

                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----

Investment Objective .....................................................   3

Investment Strategies ....................................................   3

Principal Risk Factors ...................................................   4

Fund Performance .........................................................   6

Fees and Expenses of the Funds ...........................................   9

Investment Adviser .......................................................  10

Shareholder Information ..................................................  10

Financial Highlights .....................................................  13

Additional Information ...................................................  15

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The investment objective of each Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation.

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                              European Equity Fund

      The European Equity Fund invests all of its assets in the European Equity Portfolio, an investment company that has the same objective as the Fund. Under normal circumstances the Investment Adviser fully invests the assets of the European Equity Portfolio in equity securities of companies based in the European Union (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, United Kingdom), as well as Austria, Czech Republic, Finland, Hungary, Norway, Poland, Romania, Sweden, Switzerland, Slovakia and Turkey.

                            Pacific Basin Equity Fund

      The Pacific Basin Equity Fund invests all of its assets in the Pacific Basin Equity Portfolio, an investment company that has the same objective as the Fund. Under normal circumstances the Investment Adviser fully invests the assets of the Pacific Basin Equity Portfolio in equity securities of companies based in Pacific Basin countries, including Australia, Bangladesh, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Sri Lanka, South Korea, Taiwan and Thailand.

                            International Equity Fund

      The   International   Equity  Fund  invests  all  of  its  assets  in  the
International Equity Portfolio, an investment company that has the same objective as the Fund. Under normal circumstances the Investment Adviser fully invests the assets of the International Equity Portfolio in equity securities of companies based outside the United States and Canada in the developed markets of the world. These markets include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.

                                    Each Fund

      Although the Investment Adviser expects to invest the assets of each Portfolio primarily in common stocks, it may also purchase other securities with equity characteristics, including securities convertible into common stock, rights and warrants. The Investment Adviser may purchase these equity securities directly or in the form of American Depositary Receipts, Global Depositary Receipts or other similar securities representing securities of foreign-based companies. Although the Investment Adviser invests primarily in equity securities which are traded on foreign or domestic national securities exchanges, the Investment Adviser may also purchase equity securities which are traded in foreign or domestic over-the-counter markets. The Investment Adviser may invest in securities of appropriate investment companies in order to obtain participation in markets or market sectors which restrict foreign investment or to obtain more favorable investment terms.

      The Investment Adviser seeks to add value in international markets primarily through stock selection, with regional/country allocation used only as a risk management tool. The Investment Adviser's stock selection process places emphasis on large capitalization and globally competitive companies. The non-US equity research universe is comprised of approximately 300 companies that have a minimum market capitalization of $2 billion and that have strong underlying fundamentals such as leading industry position, effective management, competitive products and services, high or improving return on investment and a sound financial structure.

      A bottom-up analysis of companies in the universe identifies earnings growth potential or, where appropriate, improved return on equity/assets. Simultaneously, quantitative tools such as discounted cash flow models (DCF), economic value-added analysis (EVA), and cash flow return on investment (CFROI), are applied to assess current and future value, and to differentiate companies within the universe. This process ultimately produces an Attractive Investment Opportunities List with issues appropriate for inclusion in each Portfolio.

      Portfolio construction in each Portfolio is the result of selecting issues from the Attractive Opportunities List which, when combined with regional allocation policies, benchmark considerations, and risk management, will produce a well-diversified portfolio expected to outperform its benchmark over a 12-18 month time horizon.

      The Investment Adviser buys and sells securities denominated in currencies other than the U.S. dollar, and interest, dividends and sale proceeds are received in currencies other than the U.S. dollar. The Investment Adviser enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Futures contracts on stock indexes may be entered into for a Portfolio solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased. Forward foreign exchange contracts may be entered into on behalf of a Portfolio in order to protect the dollar value of securities denominated in foreign currencies that are held or intended to be purchased.

PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

      The principal risks of investing in each Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of each Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Funds.

      The principal risks of investing in the Funds are:

o     Market Risk:

      This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

o     Foreign Investment Risk:

      Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States.

      Changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations may adversely affect the value of such investments. Changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the operations of the European Equity Portfolio, Pacific Basin Equity Portfolio or International Equity Portfolio. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may be more difficult to obtain and enforce a judgment against a foreign company. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to other funds by domestic companies.

      In general, less information is publicly available with respect to foreign-based companies than is available with respect to U.S. companies. Most foreign-based companies are also not subject to the uniform accounting and financial reporting requirements applicable to companies based in the United States.

      In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange. Accordingly, foreign investments are less liquid and their prices are more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. companies, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, fixed commissions are normally paid that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and companies in foreign countries than in the United States.

      The foreign investments made by the Investment Adviser are in compliance with the currency regulations and tax laws of the United States and foreign governments. There may also be foreign government regulations and laws which restrict the amounts and types of foreign investments.

      Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and each Portfolio holds various foreign currencies from time to time, the value of their respective net assets as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. Each Portfolio also incurs costs in connection with conversion between various currencies.

o     Developing Countries:

      The Investment Adviser may invest the assets of the European Equity Portfolio and the International Equity Portfolio in securities of issuers based in developing countries. The Investment Adviser may invest a substantial portion of the assets of the Pacific Basin Equity Portfolio in the securities of issuers based in developing countries. Investments in securities of issuers in developing countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the small current size of the markets for securities of issuers in developing countries and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolios' investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

o     Diversification Risk:

      Each Fund and each Portfolio is classified as "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that it is not limited by that Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The Portfolio is however limited with respect to such assets by certain requirements of federal tax law. The possible assumption of large positions in the securities of a small number of issuers may cause performance to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or in the market's assessment of the issuers.

      Investments in the Funds are neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.



FUND PERFORMANCE
--------------------------------------------------------------------------------

      The charts and tables below give an indication of the Funds' risks. The charts show changes in the Funds' performance from year to year. The tables show how the Funds' average annual returns for the periods indicated compare to those of a broad measure of market performance.

      When you consider this information, please remember that a Fund's performance in past years is not an indication of how that Fund will do in the future.

                              EUROPEAN EQUITY FUND

                       Total Return (% per calendar year)

[The following information was depicted as a line chart in the printed material]


1991      1992       1993       1994       1995       1996       1997        1998        1999
----      ----       ----       ----       ----       ----       ----        ----        ----
9.25      7.53      27.12      -3.93      16.49      19.25      15.28       24.17       21.42

--------------------------------------------------------------------------------
Highest and Lowest Return
(Quarterly 1991-1999)
--------------------------------------------------------------------------------
                                                      Return     Quarter Ending

Highest                                               22.08%       12/31/99

Lowest                                               (15.55)%       9/30/98
--------------------------------------------------------------------------------
Average Annual Total Returns
(through December 31, 1999)
--------------------------------------------------------------------------------

                                       1 Year        5 Years     Life of Fund
                                                               (Since 10/31/90)

European Equity Fund                   21.42%         19.28%        14.24%

MSCI-Europe                            15.90%         22.12%        15.85%
--------------------------------------------------------------------------------

                            PACIFIC BASIN EQUITY FUND

                       Total Return (% per calendar year)

[The following information was depicted as a line chart in the printed material]


  1991      1992       1993         1994       1995         1996         1997        1998         1999
  ----      ----       ----         ----       ----         ----         ----        ----         ----
 13.64      6.15      74.90       -21.50       3.49        -0.71       -20.13        4.91       120.16

--------------------------------------------------------------------------------
Highest and Lowest Return
(Quarterly 1991-1999)
--------------------------------------------------------------------------------
                                                   Return       Quarter Ending

Highest                                            36.69%          12/31/93

Lowest                                            (16.42)%          3/31/94
--------------------------------------------------------------------------------
Average Annual Total Returns
(through December 31, 1999)
--------------------------------------------------------------------------------
                                      1 Year      5 Years       Life of Fund
                                                               (Since 10/31/90)

Pacific Basin Equity Fund             120.16%      13.64%           12.77%

MSCI-Pacific                           57.63%       2.48%            4.19%
--------------------------------------------------------------------------------

                            INTERNATIONAL EQUITY FUND

                       Total Return (% per calendar year)

[The following information was depicted as a line chart in the printed material]

 1996           1997           1998            1999
 ----           ----           ----            ----
 8.05           1.05          16.17           44.60

--------------------------------------------------------------------------------
Highest and Lowest Return
(Quarterly 1995-1999)
--------------------------------------------------------------------------------
                                        Return           Quarter Ending

Highest                                 24.28%              12/31/99

Lowest                                 (13.77)%              9/30/98
--------------------------------------------------------------------------------
Average Annual Total Returns
(through December 31, 1999)
--------------------------------------------------------------------------------
                                        1 Year          Life of Portfolio
                                                         (Since 4/1/95)

International Equity Fund               44.60%               15.19%

MSCI-EAFE                               26.97%               13.11%
--------------------------------------------------------------------------------

      Historical performance information for the Fund for any period or portion thereof prior to its commencement of operations (6/6/97), is that of the Portfolio as adjusted to reflect all fees and expenses of the Fund.

FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

      The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Funds.

                                SHAREHOLDER FEES
                 (Fees paid directly from an investor's account)


                                                                        European        Pacific Basin      International
                                                                       Equity Fund       Equity Fund        Equity Fund
                                                                       -----------       -----------        -----------
Maximum Sales Charge (Load)
Imposed on Purchases ..............................................       None              None               None
Maximum Deferred Sales Charge (Load) ..............................       None              None               None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends ...................................       None              None               None
Redemption Fee ....................................................       None              None               None
Exchange Fee ......................................................       None              None               None

                         ANNUAL FUND OPERATING EXPENSES(1)
(Expenses that are deducted from Fund assets as a percentage of average net assets)


                                                                        European         Pacific Basin       International
                                                                       Equity Fund        Equity Fund         Equity Fund
                                                                       -----------        -----------         -----------
Management Fees ...................................................          0.65%               0.65%               0.65%
Distribution (12b-1) Fees .........................................          None                None                None
Other Expenses
   Administration Fee .............................................  0.16%               0.16%              0.16%
   Shareholder Servicing/Eligible Institution Fee .................  0.25                0.25               0.25
   Other Expenses .................................................  0.28    0.69        0.34    0.75       0.44(2) 0.85
                                                                     ----    ----        ----    ----       ----    ----

Total Annual Fund Operating Expenses ..............................          1.34%(3)            1.40%(3)           1.50%
                                                                             ====                ====               ====

---------------
(1) The expenses shown for each Fund include the expenses of its corresponding Portfolio.
(2)   These expenses are paid pursuant to expense payment arrangements.
(3) The annual fund operating expenses have been restated for the past fiscal year for purposes of this table to reflect fees currently in effect.

                                    EXAMPLE(4)

      This example is intended to help an investor compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in a Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Funds' operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

                                             European         Pacific Basin      International
                                           Equity Fund         Equity Fund        Equity Fund
                                           -----------         -----------        -----------
 1 year ................................      $  136              $  143            $  153
 3 years ...............................      $  425              $  443            $  474
 5 years ...............................      $  734              $  766            $  818
10 years ...............................      $1,613              $1,680            $1,791

------------------
(4) The example above reflects the expenses of each Fund and its corresponding Portfolio.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

      The Investment Adviser to each Portfolio is Brown Brothers Harriman & Co., Private Bankers, a New York limited partnership established in 1818. The firm is subject to examination and regulation by the Superintendent of Banks of the State of New York and by the Department of Banking of the Commonwealth of Pennsylvania. The firm is also subject to supervision and examination by the Commissioner of Banks of the Commonwealth of Massachusetts. The Investment Adviser is located at 59 Wall Street, New York, NY 10005.

      The Investment Adviser provides investment advice and portfolio management services to each Portfolio. Subject to the general supervision of the Trustees of each Portfolio, the Investment Adviser makes the day-to-day investment decisions for each Portfolio, places the purchase and sale orders for the portfolio transactions of each Portfolio, and generally manages each Portfolio's investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At December 31, 1999, it managed total assets of approximately $35 billion.

      A team of individuals manages each Portfolio on a day-to-day basis. This team includes Mr. Young Chin, Mr. G. Scott Clemons, Mr. Paul J. Fraker, Mr. Mohammad Rostom and Ms. Kayoko Kanari. Mr. Chin holds a B.A. and M.B.A. from the University of Chicago. He joined Brown Brothers Harriman & Co. in 1999. Prior to joining Brown Brothers Harriman & Co., he worked at Blackrock Financial Management. Mr. Clemons holds a A.B. from Princeton University and is a Chartered Financial Analyst. He joined Brown Brothers Harriman & Co. in 1990. Mr. Fraker holds a B.A. from Carleton College and a M.A. from Johns Hopkins University. He joined Brown Brothers Harriman & Co. in 1996. Prior to joining Brown Brothers Harriman & Co., he worked for Clay Finlay. Mr. Rostom holds a B.S. from Rochester Institute of Technology and a M.A. from Temple University. He joined Brown Brothers Harriman & Co. in 1997. Prior to joining Brown Brothers Harriman & Co., he worked for Kulicke & Soffa Industries. Ms. Kanari holds a B.A. from Columbia University. She joined Brown Brothers Harriman & Co. in 1999. Prior to joining Brown Brothers Harriman & Co., she worked for Morgan Stanley.

      European Equity Portfolio, Pacific Basin Equity Portfolio and International Equity Portfolio each pays the Investment Adviser an annual fee, computed daily and payable monthly, equal to 0.65% of the average daily net assets of each Portfolio. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel).

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

                                 NET ASSET VALUE

      The Corporation determines each Fund's net asset value per share once daily at 4:00 P.M., New York time on each day the New York Stock Exchange is open for regular trading. The determination of each Fund's net asset value is made by subtracting from the value of the total net assets of each Fund the amount of its liabilities and dividing the difference by the number of shares of each Fund outstanding at the time the determination is made.

      Each Portfolio values its assets on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Portfolio's Trustees.

                               PURCHASE OF SHARES

      The Corporation offers shares of each Fund on a continuous basis at their net asset value without a sales charge. The Corporation reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the net asset value is calculated if the Corporation receives the purchase order, including acceptable payment for such order, prior to such calculation. The Corporation then executes purchases of Fund shares at the net asset value per share next determined. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Corporation executes the purchase order on the books of the Corporation.

      An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers. Currently, such minimum purchase requirements range from $500 to $5,000. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

      An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares with the Corporation through Brown Brothers Harriman & Co., the Funds' Shareholder
Servicing Agent. Such an investor has such shares held directly in the investor's name on the books of the Corporation and is responsible for arranging for the payment of the purchase price of Fund shares. The Corporation executes all purchase orders for initial and subsequent purchases at the net asset value per share next determined after the Corporation's transfer agent, State Street Bank and Trust Company, has received payment in the form of a cashier's check drawn on a U.S. bank, a check certified by a U.S. bank or a wire transfer. The Shareholder Servicing Agent has established a minimum initial purchase requirement for each Fund of $100,000 and a minimum subsequent purchase requirement for each Fund of $25,000. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.

                              REDEMPTION OF SHARES

      The Corporation executes your redemption request at the next net asset value calculated after the Corporation receives your redemption request. Shares continue to earn dividends declared, if any, through the business day that the Corporation executes the redemption request on the books of the Corporation.

      Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Corporation pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

      Shareholders may redeem shares held directly in the name of a shareholder on the books of the Corporation by submitting a redemption request to the Corporation through the Shareholder Servicing Agent. The Corporation pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed, and in any event within seven days.

                         Redemptions by the Corporation

      The Shareholder Servicing Agent has established a minimum account size of $25,000, which may be amended from time to time. If the value of a shareholder's holdings in a Fund falls below that amount because of a redemption of shares, the Corporation may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Corporation notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

                         Further Redemption Information

      Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

      The Corporation has reserved the right to pay the amount of a redemption from a Fund, either totally or partially, by a distribution in kind of securities (instead of cash) from that Fund.

      The Corporation may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                           DIVIDENDS AND DISTRIBUTIONS

      The Corporation declares and pays to shareholders substantially all of each Fund's net income and realized net short-term capital gains at least annually as a dividend, and substantially all of each Fund's realized net long-term capital gains annually as a capital gains distribution. The Corporation may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on a Fund. The Corporation pays dividends and capital gains distributions to shareholders of record on the record date. Each Fund's net income and realized net capital gains includes that Fund's pro rata share of its corresponding Portfolio's net income and realized net capital gains.

      Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Corporation elects to have dividends and capital gains distributions paid in cash, the Corporation automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement.

      Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

                                      TAXES

      Dividends are taxable to shareholders of a Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time a Portfolio holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

      The treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

                                Foreign Investors

      Each Fund is designed for investors who are either citizens of the United States or aliens subject to United States income tax. Prospective investors who are not citizens of the United States and who are not aliens subject to United States income tax are subject to United States withholding tax on the entire amount of all dividends. Therefore, such investors should not invest in a Fund since alternative investments are available which would not be subject to United States withholding tax.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help an investor understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


                                                                              European Equity Fund
                                                                        For the years ended October 31,
                                                         ------------------------------------------------------------
                                                         1999          1998          1997         1996           1995
                                                         ----          ----          ----         ----           ----
Net asset value, beginning of year ...................  $39.05       $ 38.02       $ 35.02      $ 31.95        $ 31.82
Income from investment operations:
   Net investment income .............................    0.09(1)       0.42          0.39         0.38(1)        0.45
   Net realized and unrealized gain ..................    4.15          6.06          5.29         4.08           2.09
Less dividends and distributions:
   From net investment income ........................   (0.65)        (0.31)        (0.41)          --             --
   In excess of net investment income ................   (0.01)           --            --           --             --
   From net realized gains ...........................   (4.71)        (5.14)        (2.27)       (1.39)         (2.41)
                                                        ------        ------       -------      -------        -------
Net asset value, end of year .........................  $37.92       $ 39.05       $ 38.02      $ 35.02        $ 31.95
                                                        ======       =======       =======      =======        =======
Total return .........................................   11.87%        19.34%        17.28%       14.63%          9.42%

Ratios/Supplemental Data:
   Net assets, end of year (000's omitted) ...........$143,315      $155,557      $154,179     $146,350       $116,955
   Expenses as a percentage of average
     net assets:
   Expenses paid by Fund .............................    1.33%         1.18%         1.32%        1.23%          1.24%
   Expenses paid by commissions(2) ...................      --          0.01%         0.01%        0.01%          0.05%
   Expense offset arrangement ........................      --          0.02%         0.03%        0.09%          0.14%
                                                      --------      --------      --------     --------       --------
     Total expenses ..................................    1.33%         1.21%         1.36%        1.33%          1.43%
Ratio of net investment income to
   average net assets ................................    0.24%         0.60%         1.02%        1.16%          1.55%
Portfolio turnover rate ..............................      37%           56%           82%          42%            72%

-------------------
(1)  Calculated using average shares outstanding for the year.

(2) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.


                                                                             Pacific Basin Equity Fund
                                                                          For the years ended October 31,
                                                         -----------------------------------------------------------------
                                                         1999           1998           1997           1996            1995
                                                         ----           ----           ----           ----            ----
Net asset value, beginning of period ...............    $20.31         $24.52         $30.19         $29.88          $39.85
Income from investment operations:
   Net investment income (loss) ....................     (0.17)(1)      (0.20)          0.00(1,2)      0.05(1)         0.11
   Net realized and unrealized gain (loss) .........     18.63          (2.39)         (4.69)          1.62           (4.50)
Less dividends and distributions:
   From net investment income ......................        --          (0.52)         (0.00)(2)      (0.86)          (0.00)(2)
   In excess of net investment income ..............        --          (1.10)         (0.25)         (0.50)             --
   From net realized gains .........................        --             --          (0.28)            --           (5.58)
   In excess of net realized gains .................        --             --          (0.45)            --              --
                                                        ------         ------         ------         ------          ------
Net asset value, end of period .....................    $38.77         $20.31         $24.52         $30.19          $29.88
                                                        ======         ======         ======         ======          ======
Total return .......................................     90.89%        (10.78)%       (16.03)%         5.65%         (10.62)%

Ratios/Supplemental Data:
   Net assets, end of year (000's omitted) .........   $80,411        $32,630       $102,306       $150,685        $114,932
   Expenses as a percentage of average net assets:
     Expenses paid by Fund .........................      1.39%          1.44%          1.19%          1.13%           1.24%
     Expenses paid by commissions(3) ...............        --             --           0.01%          0.01%           0.05%
     Expense offset arrangement ....................        --(4)        0.18%          0.06%          0.16%           0.14%
                                                       -------        -------       --------       --------        --------
     Total expenses ................................      1.39%          1.62%          1.26%          1.30%           1.43%
   Ratio of net investment income (loss) to
     average net assets ............................     (0.58)%        (0.73)%         0.00%          0.16%           0.53%
   Portfolio turnover rate .........................        97%            91%            63%            58%             82%

---------------------
(1) Calculated using average shares outstanding for the year.

(2) Less than $0.01 per share.

(3) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

(4) Less than 0.01%.


                                                                                        International Equity Fund
                                                                         ----------------------------------------------------
                                                                                                           For the period from
                                                                           For the year ended                 June 6, 1997
                                                                               October 31,                  (commencement of
                                                                         ---------------------               operations) to
                                                                          1999            1998             to October 31, 1997
                                                                         ------          ------            ------------------
Net asset value, beginning of period ................................    $10.09           $9.42                   $10.00
Income from investment operations:
   Net investment loss ..............................................     (0.02)           0.00(1)                  0.00(1)
   Net realized and unrealized gain (loss) ..........................      3.00            0.75                    (0.58)

Less dividends and distributions:
   In excess of net investment income ...............................     (0.03)          (0.03)                      --
   From net realized gains ..........................................        --           (0.05)                      --
                                                                         ------          ------                   ------
Net asset value, end of period ......................................    $13.04          $10.09                   $ 9.42
                                                                         ======          ======                   ======
Total return ........................................................     29.57%           8.06%                   (5.80)%(2)

Ratios/Supplemental Data:
   Net assets, end of year (000's omitted) ..........................   $59,961         $27,475                   $7,040
Expenses as a percentage of average net assets:
   Expenses paid by the Fund ........................................       150%(4)        1.50%(4)                 1.36%(3,4)
   Expenses paid by the Commisions ..................................        --              --                       --
   Expenses offset arrangements .....................................        --              --                       --
                                                                        -------      ----------               ----------
   Total expenses ...................................................      1.50%(4)        1.50%(4)                 1.50%(3,4)
   Ratio of net investment loss to
     average net assets .............................................     (0.25)%         (0.15)%                  (0.06)%(3)

------------------------
(1)  Less than $0.01.

(2)  Not annualized.

(3)  Annualized.

(4)  Includes the Fund's share of International Equity Portfolio expenses.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      Other mutual funds or institutional investors may invest in each Portfolio on the same terms and conditions as the Portfolio's corresponding Fund. However, these other investors may have different aggregate performance results. The Corporation may withdraw a Fund's investment in its corresponding Portfolio at any time as a result of changes in such Portfolio's investment objective, policies or restrictions or if the Board of Directors determines that it is otherwise in the best interests of that Fund to do so.

The 59 Wall Street
European Equity Fund

The 59 Wall Street
Pacific Basin Equity Fund

The 59 Wall Street
International Equity Fund

More information on the Funds is available free upon request, including the following:

o   Annual/Semi-Annual Report
Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds' Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected each Fund's performance during their last fiscal year.

o   Statement of Additional Information (SAI)
Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information or make shareholder inquiries:

o   By telephone
    Call 1-800-625-5759

o   By mail write to the Funds' Shareholder
    Servicing Agent:
    Brown Brothers Harriman & Co.
    59 Wall Street
    New York, New York 10005

o   By E-mail send your request to:
    59wall@bbh.com

o   On the Internet:
    Text-only versions of Fund documents can be viewed online or downloaded from:

    Brown Brothers Harriman & Co.

    http://www. bbhco.com

    SEC
    http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                           SEC file number: 811-06139

                              European Equity Fund
                            Pacific Basin Equity Fund
                            International Equity Fund

                                   PROSPECTUS
                                  March 1, 2000